Taxes - Schedule of Company’s Effective Tax Rate (Details)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Effective Income Tax Rate Reconciliation, Percent [Abstract]
PRC statutory income tax rate		25.00%	25.00%
Effect of different tax jurisdiction		(3.40%)	0.00%
Non-deductible expenses	[1]	(0.50%)	6.60%
Change in valuation allowance		(20.20%)	(1.70%)
Effective income tax rate		0.90%	29.90%

[1]	Non-deductible expenses represented meal and entertainment fees not-deductible in PRC tax returns.